FAIR VALUE MEASUREMENTS - Summary of the changes in the fair value of level 3 Warrant Liabilities (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning		$ 13,580,000	$ 13,580,000
Change in fair value			3,686,000
Transfers out of Level 3 to Level 2			9,894,000
Level 3 | Private Placement.
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning	$ 9,894,000	13,580,000	$ 13,580,000
Change in fair value		(3,686,000)
Transfers out of Level 3 to Level 2	(9,894,000)
Fair value ending	$ 0	$ 9,894,000